Shareholders' Equity (Details)							1 Months Ended	12 Months Ended
	Dec. 29, 2021 USD ($) $ / shares shares	Jun. 14, 2021 shares	Apr. 21, 2021 shares	Mar. 12, 2021 USD ($) $ / shares shares	Dec. 04, 2020 $ / shares shares	Oct. 30, 2020 $ / shares shares	Oct. 21, 2020 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	May 21, 2020 shares	Feb. 12, 2020 $ / shares shares	Feb. 12, 2020 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized | shares									50,000,000	50,000,000
Ordinary shares par value | $ / shares				$ 0.001					$ 0.001	$ 0.001
Ordinary shares, issued | shares									19,134,277	12,354,040
Underwriting expenses									$ 2,457,357
Net proceeds									10,958,803
Public offering | shares				3,333,335
Purchase of warrants				$ 0.75
Price per share | $ / shares				$ 6
Offering expenses payable				$ 18,000,000
Warrant and purchased total of ordinary shares | shares		43,616	214,286
Equity interest percentage	100.00%
Equity ownership percentage	100.00%
Aggregate value	$ 29,466,032
Aggregate shares | shares	3,189,000
Earnout payment									8,826,019
Net income									3,000,000
Unpaid capital contribution									$ 847,086	$ 847,086
After tax percentage									10.00%
Register capital percentage									50.00%
Statutory reserves amount									$ 916,148	877,886
Capital contribution, description									As a result of these PRC laws and regulations and the requirement that distributions by the Group’s subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company.
Restricted net assets amount
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value | (per share)													$ 0.001	$ 0.01
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized | shares													38,000,000	38,000,000
Ordinary shares, issued | shares												9,000,000	1,000	1,000
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized | shares													50,000,000	50,000,000
Ordinary shares, issued | shares												9,250,000	9,250,000	9,250,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Purchase of shares | shares							3,000,000
Price per share | $ / shares							$ 4
Gross proceed									$ 13,416,160
Over-Allotment Option [Member]
Shareholders' Equity (Details) [Line Items]
Price per share | $ / shares					$ 4	$ 4
Purchase of addtional units | shares					4,040	350,000
Forecast [Member]
Shareholders' Equity (Details) [Line Items]
Earnout payment								$ 5,884,013
Net income								$ 3,000,000
Cheyi BVI [Member]
Shareholders' Equity (Details) [Line Items]
Price per share | $ / shares	$ 4
Aggregate value	$ 12,756,000
Earnout payment	$ 2,000,000
MingZhu Cayman [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized | shares									38,000,000
Ordinary shares par value | (per share)									$ 0.001		$ 0.01
Board of Director [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value | (per share)													$ 0.001	$ 0.01